UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, New York 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Scully
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/ David Scully                  New York, NY                February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

*The purpose of this Form 13F is to indicate that L.A.R.C. Capital, LLC is no longer required to file Form 13F by virtue of Coatue Management, L.L.C. terminating the investment management agreement with L.A.R.C. Capital LLC. Coatue Management, L.L.C. filed an initial Form 13F with respect to the quarter ending December 31, 2007 and will continue to file Form 13F for so long as may be required under applicable laws and rules.




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